Receivables	6 Months Ended
Jun. 30, 2026
Disclosure of acquired receivables [abstract]
Receivables	10. Receivables

	June 30, 2026	December 31, 2025
	€	€
Current tax receivable	4,199,257	3,994,384
VAT receivables	1,070,746	556,739
	5,270,003	4,551,123